INVESTMENTS (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale
Amortized Cost	$ 1,534,637	$ 1,355,128
Fair Value	1,754,370	1,535,006
Gross Unrealized Gains	220,991	186,067
Gross Unrealized Losses	(1,258)	(6,189)
Held-to-maturity
Amortized Cost	11,728	260,226
Fair Value	11,868	260,981
Gross Unrecognized Gains	140	1,219
Gross Unrecognized Losses		(464)
Trading securities
Amortized Cost	6	7
Fair Value	7	7
Total fixed income and equity securities
Amortized Cost	1,546,371	1,615,361
Fair Value	1,766,245	1,795,994
Gross Unrealized Gains	221,131	187,286
Gross Unrealized Losses	(1,258)	(6,653)
U.S. government
Available-for-sale
Amortized Cost	16,358	15,721
Fair Value	16,713	16,172
Gross Unrealized Gains	355	459
Gross Unrealized Losses		(8)
Corporate
Available-for-sale
Amortized Cost	535,437	439,079
Fair Value	580,708	467,100
Gross Unrealized Gains	45,497	31,640
Gross Unrealized Losses	(226)	(3,619)
Held-to-maturity
Amortized Cost		15,000
Fair Value		14,536
Gross Unrecognized Losses		(464)
U.S. agency
Available-for-sale
Amortized Cost	11,609	112,975
Fair Value	11,759	113,819
Gross Unrealized Gains	150	844
Held-to-maturity
Amortized Cost	10,076	243,571
Fair Value	10,150	244,656
Gross Unrecognized Gains	74	1,085
Non-U.S. govt. & agency
Available-for-sale
Amortized Cost	8,410	6,403
Fair Value	9,367	6,697
Gross Unrealized Gains	957	294
Mtge/ABS/CMO
Available-for-sale
Amortized Cost	307,310	287,459
Fair Value	327,716	305,939
Gross Unrealized Gains	20,406	18,480
Trading securities
Amortized Cost	6	7
Fair Value	7	7
Municipal
Available-for-sale
Amortized Cost	415,226	224,091
Fair Value	432,319	236,590
Gross Unrealized Gains	17,250	12,517
Gross Unrealized Losses	(157)	(18)
Held-to-maturity
Amortized Cost	1,652	1,655
Fair Value	1,718	1,789
Gross Unrecognized Gains	66	134
Fixed maturities
Available-for-sale
Amortized Cost	1,294,350	1,085,728
Fair Value	1,378,582	1,146,317
Gross Unrealized Gains	84,615	64,234
Gross Unrealized Losses	(383)	(3,645)
Equity securities
Available-for-sale
Amortized Cost	240,287	269,400
Fair Value	375,788	388,689
Gross Unrealized Gains	136,376	121,833
Gross Unrealized Losses	$ (875)	$ (2,544)